Share-based awards (Details) - USD ($) $ in Thousands														1 Months Ended	6 Months Ended
	Mar. 01, 2022	Feb. 11, 2022	Jan. 27, 2022	Jan. 01, 2022	Oct. 31, 2021	Jul. 01, 2021	Feb. 26, 2021	Jan. 27, 2021	Nov. 27, 2020	Aug. 03, 2020	Apr. 27, 2020	Aug. 12, 2019	Dec. 31, 2018	Jul. 31, 2019	Jun. 30, 2022
Share-based awards (Details) [Line Items]
Granted shares															716,420
Expected dividend yield rate															0.00%
Unrecognized share-based compensation expenses (in Dollars)															$ 2,301
Restricted share units granted (in Dollars)															$ 782
2019 Plan [Member]
Share-based awards (Details) [Line Items]
Granted shares		616,420			140,000
2018 Stock Option Scheme [Member]
Share-based awards (Details) [Line Items]
Granted shares									200,000	1,000,000	4,963,017	5,414,300	12,187,420
Maximum aggregate number of ordinary shares can be issued													55,980,360
Revised 2018 [Member]
Share-based awards (Details) [Line Items]
Granted shares	100,000					680,000
Maximum aggregate number of ordinary shares can be issued														40,147,720
Restricted Stock [Member] | 2019 Plan [Member]
Share-based awards (Details) [Line Items]
Granted shares			172,500	163,520			3,304,000	2,717,500
Total number of shares issued and outstanding rate														1.00%